Financial risk management, Fair value of investments in equity instruments (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value of investments in equity instrument [Abstract]
Other investments	$ 297,581	$ 23,069	$ 23,953
Interest rate re-priceable interval	3 months
Top of range [member]
Fair value of investments in equity instrument [Abstract]
Ownership interest	20.00%
Investment in ZeroNorth A/S (formerly known as Alpha Ori Technology Holdings Pte Ltd "Alpha Ori") [Member]
Fair value of investments in equity instrument [Abstract]
Other investments	$ 2,344	2,344	3,428
Investment in Diginex Solutions (HK) Limited ("Diginex") [Member]
Fair value of investments in equity instrument [Abstract]
Other investments	7,806	525	525
Investment in Clean Hydrogen Works, LA-1, LLC ("CHW-LA1") [Member]
Fair value of investments in equity instrument [Abstract]
Other investments	10,054	20,000	20,000
Investment in Vanguard Tech, Inc. ("Vanguard") [Member]
Fair value of investments in equity instrument [Abstract]
Other investments	200	200	0
Investment in TORM plc ("TORM") [Member]
Fair value of investments in equity instrument [Abstract]
Other investments	$ 277,177	$ 0	$ 0
Number of shares acquired	14.2
Total consideration	$ 311,400
Percentage of voting equity interests acquired	13.97%